SEPARATE ACCOUNT VA-P

OF

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006

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Effective January 1, 2007, Security Distributors, Inc., a corporation organized and existing under the laws of the State of Kansas (“SDI” or “Underwriter”), will replace VeraVest Investments, Inc. (“VeraVest,” formerly Allmerica Investments, Inc.) as principal underwriter and general distributor for the Contracts. Security Distributors, Inc. is located at One Security Benefit Place, Topeka, Kansas 66636.

Throughout the Prospectus and Statement of Additional Information, any references to VeraVest Investments, Inc. and 440 Lincoln St, Worcester, MA 01653 as principal underwriter or general distributor of the Contracts shall be deleted and be replaced by Security Distributors, Inc. and One Security Benefit Place, Topeka, Kansas 66636. [All other references to VeraVest Investments, Inc. are retained.]

If you should have any questions, please call 1-800-688-9915 for assistance.

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Supplement dated January 3, 2007

CWA Pioneer Vision I/II